Annual Total Returns [BarChart] - TCW New America Premier Equities Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	38.04%
Annual Return 2018	3.25%
Annual Return 2019	39.75%
Annual Return 2020	27.76%